Note 15 - Stock-based Compensation (Details) - Fair Value Assumptions of Stock Options and ESOP	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member]
Note 15 - Stock-based Compensation (Details) - Fair Value Assumptions of Stock Options and ESOP [Line Items]
Expected life (years)	5 years	5 years	5 years
Minimum [Member] | Employee Stock Purchase Plan [Member]
Note 15 - Stock-based Compensation (Details) - Fair Value Assumptions of Stock Options and ESOP [Line Items]
Risk-free interest rate	0.01%	0.02%	0.04%
Expected life (years)	3 months	3 months	3 months
Volatility	35.00%	30.00%	24.00%
Minimum [Member] | Employee Stock Option [Member]
Note 15 - Stock-based Compensation (Details) - Fair Value Assumptions of Stock Options and ESOP [Line Items]
Risk-free interest rate	1.18%	1.49%	0.68%
Volatility	33.00%	34.00%	40.00%
Maximum [Member] | Employee Stock Purchase Plan [Member]
Note 15 - Stock-based Compensation (Details) - Fair Value Assumptions of Stock Options and ESOP [Line Items]
Risk-free interest rate	0.08%	0.05%	0.06%
Expected life (years)	94 days	94 days	94 days
Volatility	48.00%	45.00%	40.00%
Maximum [Member] | Employee Stock Option [Member]
Note 15 - Stock-based Compensation (Details) - Fair Value Assumptions of Stock Options and ESOP [Line Items]
Risk-free interest rate	1.50%	1.76%	1.75%
Volatility	36.00%	37.00%	48.00%